Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000151115 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151115 | Flutter Treasury Designated Activity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151115 | Carnival
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000151115 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000151115 | Cirsa Finance International
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000151115 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151115 | CHS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151115 | Gruenenthal
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151115 | ProGroup
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151115 | IMA Industria Macchine Automatiche
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151115 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000151115 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000151115 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000151115 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000151115 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000151115 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000151115 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151115 | BB/CC Rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000151116 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151116 | Flutter Treasury Designated Activity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151116 | Carnival
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000151116 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000151116 | Cirsa Finance International
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000151116 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151116 | CHS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151116 | Gruenenthal
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151116 | ProGroup
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151116 | IMA Industria Macchine Automatiche
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151116 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000151116 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000151116 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000151116 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000151116 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000151116 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000151116 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000151116 | BB/CC Rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159133 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159133 | Flutter Treasury Designated Activity
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159133 | Carnival
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159133 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159133 | Cirsa Finance International
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159133 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159133 | CHS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159133 | Gruenenthal
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159133 | ProGroup
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159133 | IMA Industria Macchine Automatiche
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159133 | BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000159133 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000159133 | BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000159133 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000159133 | B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159133 | CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000159133 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159133 | BB/CC Rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%